Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

The fair value of assets and liabilities are determined using either unadjusted quoted prices in active markets (Level 1) or pricing inputs that are observable (Level 2) whenever that information is available and using unobservable inputs (Level 3) to estimate fair value only when relevant observable inputs are not available. NEP uses several different valuation techniques to measure the fair value of assets and liabilities relying primarily on the market approach of using prices and other market information for identical or comparable assets and liabilities for those assets and liabilities that are measured at fair value on a recurring basis. Certain financial instruments may be valued using multiple inputs including discount rates, counterparty credit ratings and credit enhancements. NEP’s assessment of the significance of any particular input to the fair value measurement requires judgment and may affect the fair value measurement of its assets and liabilities and the placement of those assets and liabilities within the fair value hierarchy levels. Non-performance risk, including the consideration of a credit valuation adjustment, is also considered in the determination of fair value for all assets and liabilities measured at fair value. All transfers between fair value hierarchy levels occur at the beginning of the period in which the transfer occurred.

Cash Equivalents and Restricted Cash - The fair value of money market funds that are included in cash and cash equivalents and restricted cash on the consolidated balance sheets is calculated using current market prices.

Interest Rate Swaps - NEP estimates the fair value of its derivatives using a discounted cash flows valuation technique based on the net amount of estimated future cash inflows and outflows related to the swap agreements. The primary inputs used in the fair value measurements include the contractual terms of the derivative agreements, current interest rates and credit spreads. The significant inputs for the resulting fair value measurement are market-observable inputs and the measurements are reported as Level 2 in the fair value hierarchy.

NEP’s financial assets and liabilities and other fair value measurements made on a recurring basis by fair value hierarchy level are as follows:

	December 31, 2014			December 31, 2013
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(millions)
Assets:
Cash equivalents	$74	$—	$74	$16	$—	$16
Restricted cash equivalents	30	—	30	3	—	3
Interest rate swaps	—	2	2	—	14	14
Total assets	$104	$2	$106	$19	$14	$33
Liabilities:
Interest rate swaps	$—	$11	$11	$—	$2	$2
Total liabilities	$—	$11	$11	$—	$2	$2

Fair Value of Financial Instruments Recorded at the Carrying Amount - The carrying amounts of accounts receivable approximate their fair values. The carrying amounts and estimated fair values of other financial instruments, excluding assets and liabilities which are recorded at fair value and disclosed above, are as follows:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(millions)
Notes receivable(a)	$20	$20	$4	$4
Long-term debt, including current maturities(b)	$1,933	$2,008	$1,905	$1,921
____________________

(a)
Primarily classified as held to maturity. Fair value approximates carrying amount as they bear interest primarily at variable rates and have long-term maturities (Level 2) and are included in other assets on the consolidated balance sheet.

(b)	Fair value is estimated based on the borrowing rates as of each date for similar issues of debt with similar remaining maturities (Level 2).

Contingent Consideration - NEP accrued contingent consideration related to a 2012 acquisition. Contingent consideration is required to be reported at fair value at each reporting date. NEP determined this fair value measurement using information provided by the counterparty to the acquisition contract and its own internal cash flow estimates. The significant inputs and assumptions used in the fair value measurement included expected or modeled energy output contractually defined in the acquisition contract, the projects’ actual energy output, and the projects' contract price. This fair value measurement is sensitive to actual production from the projects. The other inputs used in the fair value measurement are known and do not change over time. This liability was settled in 2013 for approximately $4 million. The difference between the fair value at December 31, 2012 and the fair value of the consideration paid in settling the liability was reported separately in the consolidated statements of income.